Document and Entity Information	Jun. 04, 2024
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001845123
Document Type	8-K
Document Period End Date	Jun. 04, 2024
Entity Registrant Name	Swiftmerge Acquisition Corp.
Entity Incorporation State Country Code	E9
Entity File Number	001-41164
Entity Tax Identification Number	98-1582153
Entity Address, Address Line One	Executive Suite
Entity Address, Address Line Two	4318 Forman Ave
Entity Address, City or Town	Toluca Lake
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91602
City Area Code	(424)
Local Phone Number	431-0030
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Class A Ordinary Share 0.0001 Par Value And One Half Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-half of one redeemable warrant
Trading Symbol	IVCPU
Security Exchange Name	NASDAQ
Capital Unit, Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Ordinary Shares included as part of the units
Trading Symbol	IVCP
Security Exchange Name	NASDAQ
Redeemable Warrants Each Whole Warrant Exercisable For One Class A Ordinary Share At An Exercise Price Of 11.50 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable Warrants, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Trading Symbol	IVCPW
Security Exchange Name	NASDAQ